Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates	The relevant exchange rates are listed below:
	For the Fiscal Years Ended September 30
	2024	2023	2022
Period Ended RMB: USD exchange rate	7.0176	7.2960	7.1135
Period Average RMB: USD exchange rate	7.2043	7.0533	6.5532

Schedule of Estimated Useful Lives of Property, Plant, and Equipment	Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets with 5% of residual value, as follows:
Useful lives
Buildings	10-32 years
Machinery and equipment	5-20 years
Transportation vehicles	3-10 years
Office equipment	3-10 years

Schedule of Land Use Rights Estimate Useful Lives	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful lives
Land use rights	50 years